Long-Term Investments (Details) - Schedule of investment in equity investees - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Investment In Equity Investees Abstract
Hunan Liangxi Cultural Media Co., Ltd. (“Liangxi”)	$ 1,137,179	$ 1,182,195
Urban Tea Management Inc. (“Meno”)	310,000	310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
Less: Share of results of equity investees	(289,483)	(299,194)
Impairment of investment in equity investees	(412,707)	(412,707)
Total	$ 1,064,989	$ 1,100,294